CONSOLIDATED STATEMENT OF EQUITY € in Millions, $ in Millions	EUR (€)	USD ($)	Common Stock EUR (€)	Common Stock USD ($)	Preferred Stock EUR (€)	Preferred Stock USD ($)	Additional Paid In Capital EUR (€)	Additional Paid In Capital USD ($)	Accumulated Surplus EUR (€)	Accumulated Surplus USD ($)	Accumulated Other Comprehensive Income (Loss) EUR (€)	Accumulated Other Comprehensive Income (Loss) USD ($)	Treasury Stock EUR (€)	Treasury Stock USD ($)	Noncontrolling Interest EUR (€)	Noncontrolling Interest USD ($)
Balance at beginning of year at Dec. 31, 2014			€ 1,060		€ 1,354		€ 19,918		€ (17,387)		€ (2,547)		€ 0		€ 39
Reduction of par value per share							989
Reverse split of the common stock			(989)
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding															(3)
Purchase of subsidiaries shares from non-controlling interest	€ 4						4
Net Income Loss	(8,464)								(8,464)						(3)
Net change in fair value of securities available for sale											125
Other foreign currency translation adjustments	(604)										(603)				(1)
Pension liability											31
Issuance of shares through a rights issue and a non-rights issue			2,192
Sale of treasury stock													66
Purchase of treasury stock													(67)
Balance at end of year at Dec. 31, 2015			2,744		0		21,740		(25,851)		(2,994)		(1)		32
Issue costs for the issuance of shares, net of tax							(44)
Conversion of preference shares to Common shares			481		(1,354)		873
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding															(19)
Purchase of subsidiaries shares from non-controlling interest	0
Net Income Loss	(300)								(300)						(1)
Net change in fair value of securities available for sale											147
Other foreign currency translation adjustments	(148)										2,987				(2)
Pension liability											10
Sale of treasury stock													34
Purchase of treasury stock													(34)
Dividends paid to non-controlling interests															(2)
Balance at end of year at Dec. 31, 2016	(1,510)		2,744	$ 3,313	0	$ 0	21,740	$ 26,250	(26,151)	$ (31,576)	150	$ 183	(1)	$ (1)	8	$ 10
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding	10														10	12
Purchase of subsidiaries shares from non-controlling interest	(10)						(10)	(12)
Net Income Loss	(230)	$ (278)							(230)	(277)					2	2
Net change in fair value of securities available for sale	110										110	132
Other foreign currency translation adjustments	(47)	(57)									128	154
Pension liability											7	8
Sale of treasury stock	34												34	41
Purchase of treasury stock	(33)												(33)	(40)
Dividends paid to non-controlling interests															(2)	(2)
Balance at end of year at Dec. 31, 2017	€ (1,494)	$ (1,803)	€ 2,744	$ 3,313	€ 0	$ 0	€ 21,730	$ 26,238	€ (26,381)	$ (31,853)	€ 395	$ 477	€ 0	$ 0	€ 18	$ 22